Share and Other Capital - Schedule of Warrants Activity Reclassified into Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share And Other Capital
Warrants Outstanding, Beginning of period
Warrants Outstanding, Beginning of period, value
Warrant liability reclassified to equity	16,368,033
Warrant liability reclassified to equity, value	$ 7,377
Warrants issued as equity (July 2020)	28,533,333
Warrants issued as equity (July 2020), value	$ 5,691
Warrants Outstanding, End of period	44,901,366
Warrants Outstanding, End of period, value	$ 13,068
Weighted Average Exercise Price, Beginning of period
Weighted Average Exercise Price, Warrant liability reclassified to equity	0.8556
Weighted Average Exercise Price, Warrants issued as equity (July 2020)	0.4574
Weighted Average Exercise Price, End of period	$ 0.6025